Other financing arrangements - Additional Information (Details) $ in Thousands	1 Months Ended																		12 Months Ended
	May 31, 2022 TEU	Apr. 30, 2022 TEU	Dec. 31, 2021 vessel TEU	Nov. 30, 2021 USD ($) TEU vessel	Oct. 31, 2021 USD ($) vessel TEU	Sep. 30, 2021 TEU	Aug. 31, 2021 USD ($) TEU vessel	Jun. 30, 2021 USD ($) vessel TEU	May 31, 2021 USD ($) TEU vessel	Apr. 30, 2021 USD ($) vessel TEU	Mar. 31, 2021 USD ($) TEU	Feb. 28, 2021 TEU	Jan. 31, 2021 USD ($) vessel TEU	Nov. 30, 2020 USD ($) vessel TEU	Oct. 31, 2020 USD ($) TEU vessel	Sep. 30, 2020 USD ($) vessel TEU	Apr. 30, 2020 USD ($) TEU vessel	Jan. 31, 2018 USD ($) TEU vessel	Dec. 31, 2022 USD ($) TEU vessel
Sale Leaseback Transaction [Line Items]
Capacity in TEUs | TEU	12,200,000,000	12,200,000,000		12,200		12,200						12,000
Weighted average rate of interest, including the margin			3.08%																6.62%
11000 TEU Newbuilding Vessels
Sale Leaseback Transaction [Line Items]
Capacity in TEUs | TEU											11,000		11,000		11,000			11,000
Financing from counterparty | $											$ 83,700							$ 420,750
Terms of leases																		17 years
Prepayment on remaining balances of lease term | $													$ 69,166		$ 71,084
Lease financing, number of vessels													1		1			5
11000 TEU Newbuilding Vessels | London Interbank Offered Rate (LIBOR) | Minimum
Sale Leaseback Transaction [Line Items]
Lease payments include an interest component based on three month LIBOR plus margin percentage																		2.65%
11000 TEU Newbuilding Vessels | London Interbank Offered Rate (LIBOR) | Maximum
Sale Leaseback Transaction [Line Items]
Lease payments include an interest component based on three month LIBOR plus margin percentage																		3.30%
Leases for four 12000 TEU vessels
Sale Leaseback Transaction [Line Items]
Capacity in TEUs | TEU																	12,000
Financing from counterparty | $																	$ 337,732
Terms of leases																	10 years
Lease financing, number of vessels																	4
Leases for four 12000 TEU vessels | London Interbank Offered Rate (LIBOR)
Sale Leaseback Transaction [Line Items]
Lease payments include an interest component based on three month LIBOR plus margin percentage																	2.75%
Leases for Two 13000 TEU Vessels
Sale Leaseback Transaction [Line Items]
Capacity in TEUs | TEU																13,000
Financing from counterparty | $																$ 138,225
Terms of leases																10 years
Lease financing, number of vessels																2
Leases for Two 13000 TEU Vessels | London Interbank Offered Rate (LIBOR)
Sale Leaseback Transaction [Line Items]
Lease payments include an interest component based on three month LIBOR plus margin percentage																2.75%
Leases for Two 12000 TEU Vessels
Sale Leaseback Transaction [Line Items]
Capacity in TEUs | TEU														12,000
Financing from counterparty | $														$ 158,400
Lease financing, number of vessels														2
Leases for Two 12000 TEU Vessels | Minimum
Sale Leaseback Transaction [Line Items]
Terms of leases														10 years
Leases for Two 12000 TEU Vessels | Maximum
Sale Leaseback Transaction [Line Items]
Terms of leases														12 years
Leases for Two 12000 TEU Vessels | London Interbank Offered Rate (LIBOR)
Sale Leaseback Transaction [Line Items]
Lease payments include an interest component based on three month LIBOR plus margin percentage														2.75%
Leases For Three Vessels Between 10,000 And 13,100 TEU
Sale Leaseback Transaction [Line Items]
Lease financing, number of vessels										3
Refinancing from counterparty | $										$ 235,000
Leases For Three Vessels Between 10,000 And 13,100 TEU | Minimum
Sale Leaseback Transaction [Line Items]
Capacity in TEUs | TEU										10,000
Terms of leases										96 months
Leases For Three Vessels Between 10,000 And 13,100 TEU | Maximum
Sale Leaseback Transaction [Line Items]
Capacity in TEUs | TEU										13,100
Terms of leases										162 months
Leases For Three Vessels Between 10,000 And 13,100 TEU | London Interbank Offered Rate (LIBOR)
Sale Leaseback Transaction [Line Items]
Lease payments include an interest component based on three month LIBOR plus margin percentage										2.75%
Leases For Three 12200 TEU Vessels
Sale Leaseback Transaction [Line Items]
Capacity in TEUs | TEU										12,200
Financing from counterparty | $										$ 243,000
Terms of leases										12 years
Number of vessels relate to installments on vessel under construction										2
Lease financing, number of vessels										3
Leases For Three 12200 TEU Vessels | London Interbank Offered Rate (LIBOR)
Sale Leaseback Transaction [Line Items]
Lease payments include an interest component based on three month LIBOR plus margin percentage										2.95%
Leases For Two 12200 TEU Vessels
Sale Leaseback Transaction [Line Items]
Capacity in TEUs | TEU									12,200
Financing from counterparty | $									$ 162,000
Terms of leases									10 years
Lease financing, number of vessels									2
Leases For Two 12200 TEU Vessels | London Interbank Offered Rate (LIBOR)
Sale Leaseback Transaction [Line Items]
Lease payments include an interest component based on three month LIBOR plus margin percentage									2.95%
Leases For Six 7000 TEU Vessels
Sale Leaseback Transaction [Line Items]
Capacity in TEUs | TEU					7,000
Financing from counterparty | $					$ 445,000
Lease financing, number of vessels					6
Number of vessels at a pre-determined purchase price					4
Proceeds from lease financing | $																			$ 49,417
Leases For Six 7000 TEU Vessels | London Interbank Offered Rate (LIBOR)
Sale Leaseback Transaction [Line Items]
Lease payments include an interest component based on three month LIBOR plus margin percentage					2.45%
Leases For Eight Vessels
Sale Leaseback Transaction [Line Items]
Financing from counterparty | $								$ 895,320
Lease financing, number of vessels								8
Proceeds from lease financing | $																			28,800
Leases For Eight Vessels | Minimum
Sale Leaseback Transaction [Line Items]
Capacity in TEUs | TEU								16,000
Leases For Eight Vessels | Maximum
Sale Leaseback Transaction [Line Items]
Capacity in TEUs								24,000
Leases For Eight Vessels | London Interbank Offered Rate (LIBOR)
Sale Leaseback Transaction [Line Items]
Lease payments include an interest component based on three month LIBOR plus margin percentage								2.80%
Leases For Six 15500 TEU Vessels
Sale Leaseback Transaction [Line Items]
Capacity in TEUs | TEU							15,500
Financing from counterparty | $							$ 661,826
Lease financing, number of vessels							6
Leases For Six 15500 TEU Vessels | London Interbank Offered Rate (LIBOR)
Sale Leaseback Transaction [Line Items]
Lease payments include an interest component based on three month LIBOR plus margin percentage							2.50%
Leases For Six 15000 TEU And Four 7000 TEU Vessels
Sale Leaseback Transaction [Line Items]
Financing from counterparty | $				$ 889,651
Leases For Six 15000 TEU And Four 7000 TEU Vessels | London Interbank Offered Rate (LIBOR)
Sale Leaseback Transaction [Line Items]
Lease payments include an interest component based on three month LIBOR plus margin percentage				2.45%
Leases For Six 15000 TEU
Sale Leaseback Transaction [Line Items]
Capacity in TEUs | TEU				15,000
Lease financing, number of vessels				6
Leases For Four 7000 TEU
Sale Leaseback Transaction [Line Items]
Capacity in TEUs | TEU				7,000
Lease financing, number of vessels				4
Leases For Two 12000 TEU Vessels
Sale Leaseback Transaction [Line Items]
Capacity in TEUs | TEU			12,000
Terms of leases			13 years 3 months
Lease financing, number of vessels			2
Proceeds from lease financing | $																			$ 226,000
Leases For Two 12000 TEU Vessels | Minimum
Sale Leaseback Transaction [Line Items]
Option to purchase lease period			5 years
Leases For Two 12000 TEU Vessels | Maximum
Sale Leaseback Transaction [Line Items]
Option to purchase lease period			7 years 11 months
Leases For Two 12000 TEU Vessels | Secured Overnight Financing Rate
Sale Leaseback Transaction [Line Items]
Lease payments include an interest component based on three month LIBOR plus margin percentage																			1.80%
Leases For Four 11800 and One 15000 TEU Vessels
Sale Leaseback Transaction [Line Items]
Financing from counterparty | $																			$ 468,600
Terms of leases																			14 years
Lease financing, number of vessels																			5
Option to purchase lease period																			9 years 6 months
Leases For Four 11800 and One 15000 TEU Vessels | Secured Overnight Financing Rate
Sale Leaseback Transaction [Line Items]
Lease payments include an interest component based on three month LIBOR plus margin percentage																			1.40%
Leases For Four 11800 TEU Vessels
Sale Leaseback Transaction [Line Items]
Capacity in TEUs | TEU																			11,800
Lease financing, number of vessels																			4
Leases For One 15000 TEU Vessels
Sale Leaseback Transaction [Line Items]
Capacity in TEUs | TEU																			15,000
Lease financing, number of vessels																			1
Lease For One 13100 TEU
Sale Leaseback Transaction [Line Items]
Capacity in TEUs | TEU									13,100
Repayment upon early termination of sale leaseback financing arrangement | $									$ 59,300